Note 11 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Allocated Share-based Compensation Expense	$ 10,106		$ 18,862
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	7,522		14,452
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 2,584		$ 4,410